Other income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other income
	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Receipt of government grants	143,311	163,295
Interest income	15,816	11,754
Compensation received*	175,773	-
Others	27,385	31,739
Total other income	362,285	206,788

*	Compensation received as a result of mediation sum received from a group of customers due to contract defaulted in prior years.